Note 4 - Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Stock Sales By Related Parties [Table Text Block]
	Shares	Amount
Ira and Claudia Goldfarb, Executive Chairman and CEO, respectively	23,077	$150,000
Bradley Berman, Director	10,000	65,000
Joe Mueller, Director	5,000	32,500
Alexandria Gutierrez	4,615	29,998
Cesar J. Gutierrez Living Trust	3,977	25,851
	46,669	$303,348
	Shares	Amount
Ira and Claudia Goldfarb, Executive Chairman and CEO, respectively	100,000	$500,000
Ira Goldfarb Irrevocable Trust	40,000	200,000
Lyle A. Berman Revocable Trust, Director	40,000	200,000
Bradley Berman, Director	10,000	50,000
Alexandria Gutierrez	5,000	25,000
	195,000	$975,000